Royalty Generation Expenses - Disclosure of detailed information about project and royalty generation costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	$ 1,151	$ 0
Recoveries from partners	(93)	0
Net Expenditures	1,058	0
Administrative costs
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	128	0
Drilling, technical, and support costs
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	97	0
Personnel
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	526	0
Property costs
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	223	0
Professional fees
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	$ 177	$ 0